Notes to the consolidated statements of income (Tables)	3 Months Ended
Mar. 31, 2020
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	March 31,
	2020			2019
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	3,198,252	—	3,198,252	2,957,381	—	2,957,381
Care Coordination	317,320	79,091	396,411	299,544	60,383	359,927
	3,515,572	79,091	3,594,663	3,256,925	60,383	3,317,308

Health care products
Dialysis products	841,863	22,771	864,634	762,885	33,790	796,675
Non-dialysis products	28,499	—	28,499	18,574	—	18,574
	870,362	22,771	893,133	781,459	33,790	815,249
Total	4,385,934	101,862	4,487,796	4,038,384	94,173	4,132,557

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended
	March 31,
	2020	2019
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	282,719	270,749

Denominators:
Weighted average number of shares outstanding	297,842,343	306,659,364
Potentially dilutive shares	219,801	—
Basic earnings per share	0.95	0.88
Diluted earnings per share	0.95	0.88

Schedule of number of shares acquired in the context of the buy-back programs as well as the repurchased treasury stock

		Total number of shares
		purchased and retired
		as part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs	shares (1)
	in €		in € THOUS
December 31, 2018	51.00	999,951	50,993
Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796

Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796

Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,445
October 2019	57.85	692,910	40,084
November 2019	64.78	852,859	55,245
December 2019	63.85	564,908	36,067
Repurchased Treasury Stock	62.55	5,107,678	319,509
December 31, 2019	60.66	6,107,629	370,502

Purchase of Treasury Stock
January 2020	84.37	124,398	10,495
February 2020 (2)	249.10	25,319	6,307
March 2020	63.05	4,842,943	305,362
Repurchased Treasury Stock (3)	64.53	4,992,660	322,164
TOTAL (4)	62.40	11,100,289	692,666
(1)	The value of shares previously repurchased and included above as of December 31, 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €11 (in € THOUS) for services rendered.
(2)

The purchase price of the shares of the program beginning on June 17, 2019 is based on the volume weighted average price of the Company's shares for the period and changes in the volume weighted average price resulted in retroactive adjustments to the purchase price, even if no shares were purchased. The February adjustment, in combination with lower shares purchased, resulted in a particularly high average price per share for the month.

(3)	At March 31, 2020, the maximum number of shares that may be purchased pursuant to the buy-back program expiring on June 17, 2020 was 1,899,662.
(4)	On April 1, 2020, 694,813 shares were repurchased at an average share price of €63.07 for a total value of €43,824 THOUS.